Prepayment, Deposits and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2025
Prepayment, deposits and other receivables [Abstract]
Schedule of Prepayment, Deposits and Other Receivables

Prepayment, deposits and other receivables included the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Prepayment	$268,156	$874,014	$111,341
Deposits	77,600	77,600	9,885
Other receivables	-	17,088	2,177
Total prepayment, deposits and other receivables	$345,756	$968,702	$123,403